Right-of-use assets, long-term financial assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Right-of-use assets, long-term financial assets and lease liabilities
Schedule of the movements in the net value book value of right-of-use assets

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2025	4,469	51	20	4,540
Depreciation	(447)	(11)	(3)	(460)
Balance as of June 30, 2026	4,022	40	17	4,080

Schedule of impact on condensed consolidated statements of income/(loss) and cash flows

	For the Six Months
	Ended June 30,
In CHF thousands	2026	2025
Statements of income/(loss)
Depreciation of right-of-use assets	460	511
Interest expense on lease liabilities	119	92
Expense for short-term leases and leases of low value	322	365
Total	902	968

Statements of cash flows
Total cash outflow for leases	881	965

Schedule of contractual undiscounted cash flows for lease obligations

As of
In CHF thousands	June 30, 2026
Less than one year	1,039
1-3 years	2,071
3-5 years	1,526
Total	4,636